EQUITY-METHOD INVESTMENT - Narrative (FY) (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2021 USD ($)	Mar. 31, 2024 USD ($) investment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) investment	Dec. 31, 2022 USD ($) investment
Schedule of Equity Method Investments [Line Items]
Number of equity method investments | investment		1		1	2
Income (loss) from equity method investments		$ 4	$ 22	$ 22	$ (45)
Equity-method investment		158		154	1,159
Proceeds from sale of interest in equity-method investment		0	3,840	4,235	6,575
Equity method investment, gain on disposal		0	863	$ 883	581
Number of equity method investments | investment				2
Payment for the purchase of equity-method investments		$ 0	1,950	$ 2,328	0
Third Party Investors
Schedule of Equity Method Investments [Line Items]
Equity-method investment					$ 6,370
Volato 158, LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%	3.125%		3.125%	3.125%
Asset contributed in exchange for membership interest	$ 4,200
Income (loss) from equity method investments		$ 4	$ 2	$ (3)	$ 11
Equity-method investment		$ 158		$ 154	$ 152
Volato 239 LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage				0.01%	18.75%
Income (loss) from equity method investments				$ 20	$ (6)
Equity-method investment				0	$ 1,007
Proceeds from sale of interest in equity-method investment				1,470
Equity method investment, gain on disposal				443
Volato 239 LLC | Third Party Investors
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					81.25%
Other LLCs
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of interest in equity-method investment				2,700
Equity method investment, gain on disposal				$ 400